Segmental Information - Summary of Segment by Customer Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenues	$ 1,312,315	$ 1,155,247	[1]
Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	1,311,630	1,155,139
Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	877,296	846,059
Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	384,012	264,114
Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	50,322	44,966
Corporate
Disclosure Of Operating Segments [Line Items]
Revenues	685	108
Isle of Man
Disclosure Of Operating Segments [Line Items]
Revenues	378,714	358,703
Isle of Man | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	378,714	358,703
Isle of Man | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	349,375	339,513
Isle of Man | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	29,338	19,187
Isle of Man | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	1	3
Malta
Disclosure Of Operating Segments [Line Items]
Revenues	434,845	392,176
Malta | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	434,845	392,176
Malta | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	210,742	225,974
Malta | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	224,101	166,198
Malta | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	2	4
Italy
Disclosure Of Operating Segments [Line Items]
Revenues	134,965	109,963
Italy | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	134,965	109,963
Italy | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	82,106	77,646
Italy | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	52,284	31,693
Italy | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	575	624
United Kingdom
Disclosure Of Operating Segments [Line Items]
Revenues	71,553	70,663
United Kingdom | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	71,553	70,663
United Kingdom | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	56,155	56,837
United Kingdom | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	15,140	13,439
United Kingdom | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	258	387
Spain
Disclosure Of Operating Segments [Line Items]
Revenues	83,423	67,349
Spain | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	83,423	67,349
Spain | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	47,912	42,326
Spain | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	34,842	24,370
Spain | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	669	653
France
Disclosure Of Operating Segments [Line Items]
Revenues	61,132	54,918
France | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	61,132	54,918
France | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	50,214	51,989
France | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	10,410	2,356
France | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	508	573
Other Licensed Or Approved Jurisdictions
Disclosure Of Operating Segments [Line Items]
Revenues	147,683	101,475
Other Licensed Or Approved Jurisdictions | Operating Segments
Disclosure Of Operating Segments [Line Items]
Revenues	146,998	101,367
Other Licensed Or Approved Jurisdictions | Operating Segments | Poker
Disclosure Of Operating Segments [Line Items]
Revenues	80,792	51,774
Other Licensed Or Approved Jurisdictions | Operating Segments | Casino & Sportsbook
Disclosure Of Operating Segments [Line Items]
Revenues	17,897	6,871
Other Licensed Or Approved Jurisdictions | Operating Segments | Other Gaming
Disclosure Of Operating Segments [Line Items]
Revenues	48,309	42,722
Other Licensed Or Approved Jurisdictions | Corporate
Disclosure Of Operating Segments [Line Items]
Revenues	$ 685	$ 108

[1]	See notes 5 and 6 for further details on reclassifications.